Investment In Oxford City Football Club (Trading) Limited And Business Combination (Details 1) (OXFC Trading Limited [Member], USD $)	1 Months Ended
May 31, 2013
OXFC Trading Limited [Member]
Sales	$ 50,450
Cost of sales	(8,694)
Gross profit	41,757
Net income (loss)	$ (1,904)